Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Fair value and remeasurement adjustments, non-cash from related parties		$ (8,621)	[1]	$ 261,357	[1]	$ 327,630	$ (10,699)
Non-cash interest and other from related parties		(9,203)	[1]	26,307	[1]	23,259	9,652
Prepaid expenses and other assets from related parties		(9,528)	[1]	(23,031)	[1]	(26,040)	(737)
Purchases of loans receivable from related parties		(114,255)	[1]	(79,913)	[1]	(118,721)	(544,957)
Repayments of loans receivable from related parties		137,744	[1]	105,331	[1]	149,047	606,716
Sale of loans receivable from related parties		10,415	[1]	22,785	[1]	31,012	84,984
Cash Acquired from Acquisition			[1]	604	[1]	604	8,308
Proceeds from sale of discontinued operations	[1]	3,344
Proceeds from Divestiture of Businesses, Net of Cash Divested		94,938	[1]	258	[1]	(585)
Related Party
Fair value and remeasurement adjustments, non-cash from related parties		3,186	[1]	265,512	[1]	328,671	36,788
Non-cash interest and other from related parties		(268)	[1]	(31,949)	[1]	(32,256)	(2,926)
Prepaid expenses and other assets from related parties		3,331	[1]	8,565	[1]	8,353	10,521
Purchases of loans receivable from related parties		(75,853)	[1]	(16,259)	[1]	(57,615)	(174,753)
Repayments of loans receivable from related parties		90,556	[1]	49,876	[1]	74,770	77,600
Sale of loans receivable from related parties		$ 6,611	[1]		[1]		$ 77,484

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.